Customer and Brokered Deposit Accounts (Tables)	12 Months Ended
Sep. 30, 2012
Customer and Brokered Deposit Accounts/Advances From Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
Customer and brokered deposit accounts

	2012		2011
	Amount	%	Amount	%
Demand deposit accounts	$91,190	10	95,071	12
Savings accounts	126,174	14	137,174	17
Money market demand accounts	78,407	9	33,214	4
Certificate accounts	575,175	65	519,222	64
Brokered accounts	21,367	2	24,994	3

	$892,313	100	809,675	100

Weighted average interest rate	0.82%		1.27%

Contractual maturities of certificate accounts

	Maturing during the fiscal year ended September 30,
	2013	2014	2015	2016	2017	2018 and after	Total
Certificate accounts	$483,734	54,475	22,171	6,388	6,389	2,018	575,175
Brokered accounts	21,367	0	0	0	0	0	21,367

Total	$505,101	54,475	22,171	6,388	6,389	2,018	596,542

Interest expense on customer deposit accounts

	2012	2011	2010
Savings accounts	$658	746	690
Money market demand and demand deposit accounts	525	291	320
Certificate and brokered accounts	7,968	14,184	16,466

	$9,151	15,221	17,476